REGULATORY MATTERS - Bank's actual capital amounts and ratios (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Regulatory Matters [Abstract]
Tangible Equity Capital (to Tangible Assets), Actual Amount	$ 41,201	$ 40,093
Tier 1 Capital (to Adjusted Total Assets), Actual Amount	41,201	40,093
Common Equity Tier 1 Capital (to Risk-Weighted Assets), Actual Amount	41,201
Tier 1 Capital (to Risk-Weighted Assets), Actual Amount	41,201	40,093
Total Capital (to Risk-Weighted Assets), Actual Amount	$ 43,398	$ 42,494
Tangible Equity Capital (to Tangible Assets), Actual Ratio	8.70%	8.87%
Tier 1 Capital (to Adjusted Total Assets), Actual Ratio	8.70%	8.87%
Common Equity Tier 1 Capital (to Adjusted Total Assets), Actual Ratio	14.41%
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio	14.41%	17.62%
Total Capital (to Risk-Weighted Assets), Actual Ratio	15.18%	18.68%
Tangible Equity Capital (to Tangible Assets), For Capital Adequacy Purposes Amount	$ 7,102	$ 6,781
Tier 1 Capital (to Adjusted Total Assets), For Capital Adequacy Purposes Amount	18,938	18,083
Common Equity Tier 1 Capital (to Risk-Weighted Assets) For Capital Adequacy Purposes Amount	12,868
Tier 1 Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes Amount	17,157	9,099
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes Amount	$ 22,876	$ 18,199
Tangible Equity Capital (to Tangible Assets), For Capital Adequacy Purposes Ratio	2.00%	2.00%
Tier 1 Capital (to Adjusted Total Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes Ratio	4.50%
Tier 1 Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes Ratio	6.00%	4.00%
Total Capital (to Risk-Weighted Assets), For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tangible Equity Capital (to Tangible Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount
Tier 1 Capital (to Adjusted Total Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 23,672	$ 22,604
Common Equity Tier 1 Capital (to Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	18,587
Tier 1 Capital (to Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	22,876	13,649
Total Capital (to Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 28,595	$ 22,749
Tangible Equity Capital (to Tangible Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio
Tier 1 Capital (to Adjusted Total Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%
Tier 1 Capital (to Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%	6.00%
Total Capital (to Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%